Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrued marketing and customer service expenses	¥ 530,363		¥ 192,901
Payroll and welfare payable	351,673		308,938
Payable related to services fee	92,575		50,849
Payable related to medical crowdfunding	31,529		31,072
Contract liability	45,996		29,201
Tax payable	24,432		11,861
Refund liability	22,108		43,478
Others	41,772		35,735
Total	¥ 1,140,448	$ 163,082	¥ 704,035